SHORT-TERM AND LONG-TERM DEBT (Narrative) (Details)				1 Months Ended																						2 Months Ended	12 Months Ended							32 Months Ended	51 Months Ended	63 Months Ended
	Sep. 13, 2018 NOK (kr)	Apr. 23, 2018 USD ($) $ / shares	Oct. 05, 2016 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) vessel subsidiary	Jun. 30, 2021	Apr. 30, 2021 USD ($)	Feb. 28, 2021 USD ($)	Nov. 30, 2020 USD ($)	May 31, 2020 USD ($)	Mar. 31, 2020 USD ($) subsidiary vessel tanker	Jun. 30, 2019 USD ($) subsidiary	Mar. 31, 2019 USD ($) subsidiary carrier	Feb. 28, 2019 USD ($) carrier tanker subsidiary	Dec. 31, 2018 USD ($) subsidiary tanker	Jun. 30, 2018 USD ($) vessel subsidiary	Apr. 30, 2018 USD ($) shares	Aug. 31, 2017 USD ($) subsidiary tanker	Nov. 30, 2015 USD ($) subsidiary carrier	Jul. 31, 2015 USD ($) subsidiary carrier	Dec. 31, 2014 subsidiary	Sep. 30, 2014 USD ($) subsidiary	Jun. 30, 2014 USD ($) subsidiary	Oct. 31, 2013 USD ($)	May 31, 2013 USD ($)	May 31, 2011 USD ($) subsidiary carrier	Mar. 31, 2020 USD ($) tanker vessel	Dec. 31, 2021 USD ($) carrier tanker subsidiary $ / shares shares	Dec. 31, 2020 USD ($) subsidiary carrier tanker shares	Dec. 31, 2019 USD ($) vessel shares	Dec. 31, 2018 USD ($) tanker	Dec. 31, 2017	Dec. 31, 2016 carrier	Dec. 31, 2015 carrier	Dec. 31, 2020 USD ($) carrier tanker shares	Dec. 31, 2020 USD ($) carrier tanker shares	Dec. 31, 2021 USD ($) carrier tanker $ / shares shares	Jul. 31, 2022 USD ($)	Dec. 31, 2021 NOK (kr) carrier tanker shares	Oct. 31, 2021 USD ($) carrier	Aug. 31, 2021 USD ($)	Aug. 27, 2021 USD ($)	May 12, 2021 USD ($)	Dec. 31, 2020 NOK (kr) carrier tanker shares	Jun. 30, 2020 USD ($)	Mar. 31, 2020 NOK (kr) tanker vessel	Jan. 21, 2020 NOK (kr)	Jul. 30, 2019 NOK (kr)	Jun. 04, 2019 NOK (kr)	May 31, 2018 vessel	May 04, 2018 USD ($)	Nov. 30, 2016 USD ($) shares	Sep. 30, 2015 vessel	Jun. 30, 2015 vessel	Dec. 30, 2014 USD ($)
Debt Instrument [Line Items]
Long-term debt																											$ 1,903,755,000	$ 1,663,394,000						$ 1,663,394,000	$ 1,663,394,000	$ 1,903,755,000
Repurchase of bonds																											$ 215,098,000	$ 66,570,000	$ 80,749,000
Share price (usd per share) | $ / shares																											$ 8.15									$ 8.15
Total authorized for share lending arrangement (in shares) | shares																7,000,000
Number of subsidiaries of company that entered into term loan facility agreement | subsidiary															15
Number of car carriers | carrier																											2									2		2
Number of vessels acquired | vessel															15																																		4
Number of vessels accounted for as leaseback assets | vessel																													6
Term of lease or charter																												5 years
Restricted cash																											$ 8,300,000	$ 9,000,000						9,000,000	9,000,000	$ 8,300,000
Vessels and equipment, net																											2,310,000,000	1,864,000,000						1,864,000,000	1,864,000,000	2,310,000,000
Common stock - Frontline Ltd
Debt Instrument [Line Items]
Debt amount																											$ 15,600,000	$ 36,800,000						$ 36,800,000	$ 36,800,000	$ 15,600,000								$ 36,800,000
Forward contract to repurchase shares (shares) | shares																											1,400,000	3,400,000	3,400,000
Number of shares sold (in shares) | shares																												2,000,000	7,600,000
Shares Repurchased, Subject To Forward Contract | shares																												2,000,000
Secured borrowings, amount repaid																												$ 21,100,000
Investment owned (in shares) | shares																											1,400,000	1,400,000						1,400,000	1,400,000	1,400,000		1,400,000					1,400,000
Forward contract to repurchase shares																											$ 16,400,000	$ 16,200,000						$ 16,200,000	$ 16,200,000	$ 16,400,000
Secured borrowings, liability recorded																											$ 15,600,000	15,600,000						15,600,000	15,600,000	$ 15,600,000
Secured borrowings, collateral, percentage of repurchase price																											20.00%									20.00%		20.00%
Common stock - Frontline Ltd | Forecast
Debt Instrument [Line Items]
Forward contract to repurchase shares																																					$ 16,600,000
Financial Guarantee
Debt Instrument [Line Items]
Guarantor obligations, current carrying value																											$ 83,100,000	83,100,000						83,100,000	83,100,000	$ 83,100,000					$ 83,100,000
Financial Guarantee | SFL Hercules
Debt Instrument [Line Items]
Cash contribution																																									5,000,000
Financial Guarantee | Seadrill
Debt Instrument [Line Items]
Accounts Payable																																									$ 3,000,000
Senior unsecured convertible bonds due 2021
Debt Instrument [Line Items]
Debt amount			$ 225,000,000
Conversion price (in dollars per share) | $ / shares																											$ 15.1973									$ 15.1973
Minimum dividend before convertible debt rate is adjusted (in dollars per share) | $ / shares			$ 0.225
Common shares loan to affiliate | shares			8,000,000
Loan fee			$ 120,000																																																$ 80,000
Common stock, shares loaned to affiliate (in shares) | shares																																																			8,000,000
Recognition of equity component arising from issuance of 4.875% convertible bonds due 2023																											$ 3,600,000	4,000,000
Amortization of deferred charges																											500,000	800,000
Senior unsecured convertible bonds due 2021 | Additional paid-in capital
Debt Instrument [Line Items]
Recognition of equity component arising from issuance of 4.875% convertible bonds due 2023																											4,600,000
NOK700 million senior unsecured bonds due 2023
Debt Instrument [Line Items]
Debt amount | kr																																						kr 700,000,000
Long-term debt																											79,500,000	81,600,000						81,600,000	81,600,000	$ 79,500,000		700,000,000					kr 700,000,000
Debt instrument, percentage of par issued (in percentage)	101.625%
NOK600million senior unsecured floating rate bonds due 2023
Debt Instrument [Line Items]
Debt amount | kr	kr 600,000,000																																														kr 100,000,000
NOK700 million senior unsecured bonds due 2024
Debt Instrument [Line Items]
Debt amount | kr																																						700,000,000										kr 700,000,000
Long-term debt																											78,900,000	81,000,000						81,000,000	81,000,000	78,900,000		695,000,000					695,000,000
Gain on purchased bonds										$ 0
Facility repurchased amount										500,000																$ 500,000	0									0									kr 5,000,000
NOK600 million senior unsecured bonds due 2025
Debt Instrument [Line Items]
Debt amount | kr																																						600,000,000								kr 600,000,000
Long-term debt																											61,300,000	62,900,000						62,900,000	62,900,000	61,300,000		kr 540,000,000					kr 540,000,000
Gain on purchased bonds																										1,400,000
Facility repurchased amount										$ 6,000,000																$ 6,000,000	$ 0									$ 0									kr 60,000,000
7.25% senior unsecured sustainability-linked bonds due 2026
Debt Instrument [Line Items]
Interest rate (in percentage)																											7.25%									7.25%		7.25%				7.25%
Debt amount																																										$ 150,000,000
Long-term debt																											$ 150,000,000	0						0	0	$ 150,000,000
Line of Credit
Debt Instrument [Line Items]
Debt instrument, maturity date extension term																															4 years
Lease debt financing
Debt Instrument [Line Items]
Interest rate (in percentage)																											2.50%									2.50%		2.50%
Long-term debt																											$ 127,000,000	0						0	0	$ 127,000,000
Number of vessels accounted for as leaseback assets | vessel				2
Number of vessels accounted for as leaseback assets, purchase price per vessel				$ 65,000,000
Number of vessels accounted for as leaseback assets, total purchase price				$ 130,000,000
Term of lease or charter				6 years
4.875% unsecured convertible bonds due 2023
Debt Instrument [Line Items]
Recognition of equity component arising from issuance of 4.875% convertible bonds due 2023																$ 7,900,000											$ (100,000)	(300,000)
4.875% unsecured convertible bonds due 2023 | Additional paid-in capital
Debt Instrument [Line Items]
Recognition of equity component arising from issuance of 4.875% convertible bonds due 2023																														$ 7,900,000
Senior unsecured convertible bonds due 2021
Debt Instrument [Line Items]
Interest rate (in percentage)			5.75%																								5.75%									5.75%		5.75%
Long-term debt																											$ 0	212,200,000						212,200,000	212,200,000	$ 0			$ 144,700,000
Conversion price (in dollars per share) | $ / shares			$ 17.7747
Repurchase of bonds																											67,600,000	0
Gain on purchased bonds																											900,000	0
Total allocated as the reacquisition of the equity component																											$ 400,000	0						0	$ 0	$ 400,000
Debt instrument, convertible, conversion ratio			0.0562596000																																0.0658012000	0.0658012000
4.875% unsecured convertible bonds due 2023
Debt Instrument [Line Items]
Interest rate (in percentage)		4.875%																									4.875%									4.875%		4.875%
Debt amount		$ 150,000,000																																																$ 14,000,000
Long-term debt																											$ 137,900,000	139,900,000						139,900,000	$ 139,900,000	$ 137,900,000
Conversion price (in dollars per share) | $ / shares		$ 18.93																									$ 12.90									$ 12.90
Repurchase of bonds																											$ 2,000,000	8,400,000
Gain on purchased bonds																											$ 200,000	300,000
Common stock, shares loaned to affiliate (in shares) | shares																3,765,842											3,765,842									3,765,842		3,765,842
Recognition of equity component arising from issuance of 4.875% convertible bonds due 2023																											$ 6,700,000	6,800,000
Amortization of deferred charges																											1,400,000	1,300,000
Total allocated as the reacquisition of the equity component																											100,000	300,000						$ 300,000	300,000	$ 100,000
Principal amounts																											52,500,000									52,500,000
Debt instrument, convertible, conversion ratio		0.0528157000																																0.0775267000
US Dollar 51 million senior secured term loan facility
Debt Instrument [Line Items]
Long-term debt																											47,700,000	0						$ 0	0	47,700,000
Term of loan in years							4 years
US Dollar 51 million senior secured term loan facility | Floating Rate Debt
Debt Instrument [Line Items]
Debt amount							$ 51,000,000																				51,000,000									51,000,000
April 2021 US Dollar 51 term loan facility
Debt Instrument [Line Items]
Long-term debt																											48,800,000	0						0	0	48,800,000
Term of loan in years						4 years
April 2021 US Dollar 51 term loan facility | Floating Rate Debt
Debt Instrument [Line Items]
Debt amount						$ 51,000,000																					51,000,000									51,000,000
US Dollar 134 million term loan facility
Debt Instrument [Line Items]
Long-term debt																											130,400,000	0						0	0	130,400,000
Term of loan in years				3 years
Number of subsidiaries of company that entered into term loan facility agreement | subsidiary				2
Number of vessels against which loan was secured | vessel				2
US Dollar 134 million term loan facility | Floating Rate Debt
Debt Instrument [Line Items]
Debt amount				$ 134,000,000																							134,000,000									134,000,000
US Dollar 35 million term loan facility
Debt Instrument [Line Items]
Long-term debt																											$ 35,000,000	0						0	0	35,000,000
Term of loan in years																											7 years
US Dollar 35 million term loan facility | Floating Rate Debt
Debt Instrument [Line Items]
Debt amount																											$ 35,000,000									35,000,000
US Dollar 107.3 million term loan facility
Debt Instrument [Line Items]
Long-term debt																											$ 35,800,000	0						0	0	$ 35,800,000
Term of loan in years																											5 years
Number of subsidiaries of company that entered into term loan facility agreement | subsidiary																											3
Number of suezmax tankers against which loan was secured | tanker																											3									3		3
Number of suezmax tankers against which loan was secured, delivered | tanker																											1									1		1
US Dollar 107.3 million term loan facility | Floating Rate Debt
Debt Instrument [Line Items]
Debt amount																											$ 107,300,000									$ 107,300,000
US Dollar 40.0 million senior secured term loan facility
Debt Instrument [Line Items]
Long-term debt																											32,900,000	37,000,000						37,000,000	37,000,000	32,900,000
Term of loan in years										2 years
Number of subsidiaries of company that entered into term loan facility agreement | subsidiary										2
Number of suezmax tankers against which loan was secured | tanker										2																2																			2
US Dollar 40.0 million senior secured term loan facility | Floating Rate Debt
Debt Instrument [Line Items]
Debt amount										$ 40,000,000																$ 40,000,000	40,000,000									40,000,000
US Dollar 15.0 million senior secured term loan facility
Debt Instrument [Line Items]
Long-term debt																											0	12,800,000						12,800,000	12,800,000	0
Term of loan in years										5 years
Number of subsidiaries of company that entered into term loan facility agreement | subsidiary										3
Number of vessels against which loan was secured | vessel										3																3																			3
US Dollar 15.0 million senior secured term loan facility | Floating Rate Debt
Debt Instrument [Line Items]
Debt amount										$ 15,000,000																$ 15,000,000	15,000,000									15,000,000
US Dollar 175.0 million term loan facility
Debt Instrument [Line Items]
Debt amount										$ 175,000,000																$ 175,000,000	175,000,000									175,000,000
Long-term debt																											146,600,000	165,500,000						165,500,000	165,500,000	146,600,000
Term of loan in years										5 years
Number of subsidiaries of company that entered into term loan facility agreement | subsidiary										4
Number of container vessels | vessel										4																4																			4
US Dollar 50.0 million senior secured term loan facility
Debt Instrument [Line Items]
Debt amount									$ 50,000,000																		50,000,000									50,000,000
Long-term debt																											45,800,000	48,600,000						48,600,000	48,600,000	45,800,000
Term of loan in years									5 years
US Dollar 50.0 million senior secured credit facility
Debt Instrument [Line Items]
Debt amount								$ 50,000,000																			50,000,000									50,000,000
Long-term debt																											45,000,000	50,000,000						50,000,000	50,000,000	45,000,000
Term of loan in years								4 years
US Dollar 475.0 million term loan and revolving credit facility | Line of Credit
Debt Instrument [Line Items]
Debt amount																							$ 475,000,000
Long-term debt																											199,900,000	216,000,000						216,000,000	216,000,000	199,900,000
Debt instrument, term																							5 years
US Dollar 375 million term loan and revolving credit facility | Financial Guarantee
Debt Instrument [Line Items]
Guarantor obligations, current carrying value																											83,100,000	83,100,000						83,100,000	83,100,000	83,100,000
US Dollar 375 million term loan and revolving credit facility | Financial Guarantee | SFL Hercules
Debt Instrument [Line Items]
Cash contribution																																								$ 5,000,000
US Dollar 375 million term loan and revolving credit facility | Financial Guarantee | Seadrill
Debt Instrument [Line Items]
Accounts Payable																																								$ 3,000,000
US Dollar 375 million term loan and revolving credit facility | Line of Credit
Debt Instrument [Line Items]
Debt amount																								$ 375,000,000
Long-term debt																											169,600,000	185,800,000						185,800,000	185,800,000	169,600,000
Debt instrument, term																								6 years
Debt instrument, maturity date extension term																															4 years
US Dollar 24.9 million senior secured term loan facility
Debt Instrument [Line Items]
Long-term debt																											17,700,000	20,300,000						20,300,000	20,300,000	17,700,000
Term of loan in years													5 years
Number of subsidiaries of company that entered into term loan facility agreement | subsidiary													3
Number of vessels against which loan was secured | carrier													3
US Dollar 24.9 million senior secured term loan facility | Floating Rate Debt
Debt Instrument [Line Items]
Debt amount													$ 24,900,000
US Dollar 50 million senior secured term loan facility
Debt Instrument [Line Items]
Debt amount													$ 50,000,000
Long-term debt																											35,200,000	$ 35,200,000						$ 35,200,000	$ 35,200,000	35,200,000
Term of loan in years													4 years
Number of subsidiaries of company that entered into term loan facility agreement | subsidiary													3
Number of tankers chartered | tanker													3															2						2	2								2
Facility repurchased amount																												$ 14,900,000
Number of tankers sold | tanker																												1						1	1								1
US Dollar 29.5 million term loan facility
Debt Instrument [Line Items]
Debt amount												$ 29,500,000
Long-term debt																											19,000,000	$ 23,000,000						$ 23,000,000	$ 23,000,000	19,000,000
Term of loan in years												5 years
Number of subsidiaries of company that entered into term loan facility agreement | subsidiary												2
Number of car carriers | carrier												2
US Dollar 33.1 million term loan facility
Debt Instrument [Line Items]
Debt amount											$ 33,100,000
Long-term debt																											25,300,000	$ 28,800,000						28,800,000	28,800,000	25,300,000
Term of loan in years											4 years
Number of subsidiaries of company that entered into term loan facility agreement | subsidiary											5																	5
US$ 171 million secured term loan facility | Floating Rate Debt
Debt Instrument [Line Items]
Debt amount																									$ 171,000,000
Long-term debt																											$ 0	$ 53,200,000						53,200,000	53,200,000	$ 0
Term of loan in years																									10 years
Number of subsidiaries of company that entered into term loan facility agreement | subsidiary																									8
Number of vessels against which loan was secured | carrier																									7
Number of vessels against which loan was secured, sold | carrier																											7									7		7
Number of vessels against which loan was secured, delivered | carrier																											5									5		5	2
US Dollar 45 million secured term loan facility
Debt Instrument [Line Items]
Debt amount																						$ 45,000,000
Long-term debt																											$ 42,500,000	45,000,000						45,000,000	45,000,000	$ 42,500,000
Number of subsidiaries of company that entered into term loan facility agreement | subsidiary																						7
Number of container vessels | vessel																																																					7
Debt instrument, term																						5 years
Term loan facility, extension term					4 years						2 years
US Dollar 45 million secured term loan facility | Floating Rate Debt
Debt Instrument [Line Items]
Available amount under revolving part of credit facility																											0	0						0	0	0
US dollar 20 million secured term loan facility | Floating Rate Debt
Debt Instrument [Line Items]
Debt amount																					$ 20,000,000
Long-term debt																											15,600,000	17,300,000						17,300,000	17,300,000	15,600,000
Number of subsidiaries of company that entered into term loan facility agreement | subsidiary																					2
Number of container vessels | vessel																																																				2
Debt instrument, term																					5 years
US dollar 39 million secured term loan facility | Floating Rate Debt
Debt Instrument [Line Items]
Debt amount																																																						$ 39,000,000
Long-term debt																											19,400,000	$ 21,800,000						$ 21,800,000	$ 21,800,000	19,400,000
Number of subsidiaries of company that entered into term loan facility agreement | subsidiary																				2
Debt instrument, term																				8 years
Number of drybulk carriers | carrier																												2						2	2								2
US dollar 166 million secured term loan facility | Floating Rate Debt
Debt Instrument [Line Items]
Debt amount																			$ 166,400,000
Long-term debt																											76,300,000	$ 90,100,000						$ 90,100,000	$ 90,100,000	76,300,000
Number of subsidiaries of company that entered into term loan facility agreement | subsidiary																			8
Number of vessels against which loan was secured | carrier																			8
Debt instrument, term																			7 years
US dollar 210 million secured term loan facility (Maersk) | Floating Rate Debt
Debt Instrument [Line Items]
Debt amount																		$ 210,000,000
Long-term debt																											0	99,500,000						99,500,000	99,500,000	0
Number of subsidiaries of company that entered into term loan facility agreement | subsidiary																		3
Number of vessels against which loan was secured | carrier																		3
Debt instrument, term																		5 years
Number of vessels delivered | carrier																																2	1
US Dollar 76 million secured term loan facility | Floating Rate Debt
Debt Instrument [Line Items]
Debt amount																	$ 76,000,000
Long-term debt																											53,900,000	59,100,000						59,100,000	59,100,000	53,900,000
Number of subsidiaries of company that entered into term loan facility agreement | subsidiary																	2
Number of vessels against which loan was secured | tanker																	2
Debt instrument, term																	7 years
US dollar 50 million secured term loan facility | Floating Rate Debt
Debt Instrument [Line Items]
Debt amount															$ 50,000,000
Term of loan in years															7 years
US dollar 50 million secured term loan facility (June 2018) | Floating Rate Debt
Debt Instrument [Line Items]
Long-term debt																											0	34,100,000						34,100,000	34,100,000	0
US dollar 17.5 million secured term loan facility | Floating Rate Debt
Debt Instrument [Line Items]
Debt amount														$ 17,500,000																$ 17,500,000
Long-term debt																											$ 11,100,000	$ 12,900,000						$ 12,900,000	$ 12,900,000	$ 11,100,000
Number of subsidiaries of company that entered into term loan facility agreement | subsidiary														2
Number of vessels against which loan was secured | tanker														2																2
Debt instrument, term														5 years